UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VIP Multi-Manager Alternatives Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares			Value
COMMON STOCKS: 35.2%
Basic Materials: 4.8%
	3,410	Argonaut Gold, Inc. (CAD) *	$27,660
	7,400	Continental Gold Ltd. (CAD) *	47,495
	4,675	Eldorado Gold Corp.	44,553
	4,758	Eldorado Gold Corp. (CAD)	45,479
	10,200	Fortuna Silver Mines, Inc. (CAD) *	43,979
	1,375	Goldcorp, Inc.	46,241
	2,167	MAG Silver Corp. *	20,565
	238	Monsanto Co.	25,140
	4,690	New Gold, Inc. *	42,679
	406	Olin Corp.	10,239
	7,425	Osisko Mining Corp. (CAD) *	44,074
	2,700	Tahoe Resources, Inc. *	47,493
	18,340	Volta Resources, Inc. (CAD) *	6,590
			452,187
Communications: 4.4%
	171	Anixter International, Inc.	11,956
	333	AOL, Inc.	12,817
	214	Arris Group, Inc. *	3,674
	558	Aruba Networks, Inc. *	13,805
	1,748	CalAmp Corp. *	19,176
	2,203	Digital Generation, Inc. *	14,165
	238	Discovery Communications, Inc. *	16,551
	327	eBay, Inc. *	17,730
	931	eGain Communications Corp. *	8,062
	160	Equinix, Inc. *	34,610
	1,263	ExactTarget, Inc. *	29,390
	50	Google, Inc. *	39,702
	1,117	ICG Group, Inc. *	13,940
	335	IPG Photonics Corp.	22,247
	4,155	Lionbridge Technologies, Inc. *	16,080
	321	News Corp.	9,797
	518	Perficient, Inc. *	6,040
	611	Polycom, Inc. *	6,770
	48	Priceline.com, Inc. *	33,021
	3,227	RF Micro Devices, Inc. *	17,168
	226	SPS Commerce, Inc. *	9,643
	3,156	Support.com, Inc. *	13,192
	480	The Walt Disney Co.	27,264
	324	ValueClick, Inc. *	9,574
	386	Vivendi S.A. (EUR) #	7,986
			414,360
Consumer, Cyclical: 6.6%
	458	Arrow Electronics, Inc. *	18,604
	2,552	Asia Entertainment & Resources Ltd.	10,974
	575	Brown Shoe Co., Inc.	9,200
	48	Burger King Worldwide, Inc.	917
	1,475	Coach, Inc.	73,735
	856	Dollar Tree, Inc. *	41,456
	507	DR Horton, Inc.	12,320
	351	Dufry A.G. (CHF) * #	43,723
	1,380	First Cash Financial Services, Inc. *	80,509
	69	Francesca’s Holdings Corp. *	1,978
	18,000	Galaxy Entertainment Group Ltd. (HKD) * #	75,481
	63	Hibbett Sports, Inc. *	3,545
	38	Icahn Enterprises LP	2,071
	964	Kia Motors Corp. (KRW) #	48,911
	181	Las Vegas Sands Corp.	10,199
	402	La-Z-Boy, Inc.	7,586
	613	M/I Homes, Inc. *	14,988
	7,245	Morgans Hotel Group Co. *	42,890
	1,557	Pinnacle Entertainment, Inc. *	22,763
	60	Ralph Lauren Corp.	10,159
	206	Scientific Games Corp. *	1,803
	449	Skechers USA, Inc. *	9,496
	373	Starbucks Corp.	21,246
	157	Ulta Salon Cosmetics & Fragrance, Inc. *	12,744
	990	US Airways Group, Inc. *	16,800
	119	Wabash National Corp. *	1,209
	100	Watsco, Inc.	8,418
	82	Wynn Resorts Ltd.	10,263
			613,988
Consumer, Non-cyclical: 3.7%
	43	Abbott Laboratories	1,484
	107	Alliance Data Systems Corp. *	17,322
	1,540	Amarin Corp. Plc (ADR) *	11,411
	107	Beam, Inc.	6,799
	1,103	BioScrip, Inc. *	14,019
	84	Capital Senior Living Corp. *	2,220
	447	Conceptus, Inc. *	10,795
	8	Crimson Wine Group Ltd. *	74
	346	Cynosure, Inc. *	9,055
	352	Euronet Worldwide, Inc. *	9,272
	6,841	Guided Therapeutics, Inc. *	4,755
	1,116	Healthways, Inc. *	13,671
	159	Heska Corp.	1,474
	117	Ingredion, Inc.	8,461
	11	Intuitive Surgical, Inc. *	5,403
	84	Iron Mountain, Inc.	3,050
	805	K12, Inc. *	19,409
	745	Korn/Ferry International *	13,306
	569	Lender Processing Services, Inc.	14,487
	491	Meridian Bioscience, Inc.	11,205
	1,705	Monster Worldwide, Inc. *	8,644
	112	Myriad Genetics, Inc. *	2,845
	1,266	Novadaq Technologies, Inc. *	12,546
	133	PepsiCo, Inc.	10,522
	639	Pfizer, Inc.	18,442
	114	Philip Morris International, Inc.	10,569
	315	Quanta Services, Inc. *	9,003
	375	Quidel Corp. *	8,906
	1,168	Repligen Corp. *	8,071
	2,987	RTI Biologics, Inc. *	11,769
	1,609	Skilled Healthcare Group, Inc. *	10,571
	380	Spectranetics Corp. *	7,041
	554	Synergetics USA, Inc. *	1,922
	1,091	TearLab Corp. *	7,528
	417	TMS International Corp. *	5,504
	386	United Rentals, Inc. *	21,218
	561	Vascular Solutions, Inc. *	9,099
			341,872
Diversified: 0.0%
	80	Leucadia National Corp.	2,194
Energy: 3.5%
	27,916	Afren Plc (GBP) * #	60,338
	68	Atlas Energy LP	2,995
	456	Bill Barrett Corp. *	9,243
	535	Energy XXI Bermuda Ltd.	14,563
	833	EPL Oil & Gas, Inc. *	22,333
	229	Gulfport Energy Corp. *	10,495
	36,000	Kunlun Energy Co. Ltd. (HKD) #	76,605
	1,872	Midstates Petroleum Co., Inc. *	16,006
	195	National Oilwell Varco, Inc.	13,796
	827	Northern Oil and Gas, Inc. *	11,892
	628	Southwestern Energy Co. *	23,399
	114	Total S.A. (ADR)	5,470
	32,065	Volga Gas Plc (GBP) * #	42,507
	1,242	Willbros Group, Inc. *	12,196
			321,838
Financial: 5.4%
	201	American Express Co.	13,559
	720	American International Group, Inc. *	27,950
	726	Assured Guaranty Ltd.	14,963
	44	BAM Investments Ltd. *	898
	2,235	Blackstone Group LP	44,208
	276	CME Group, Inc.	16,944
	987	Dime Community Bancshares, Inc.	14,173
	469	Ellie Mae, Inc. *	11,279
	768	Evoq Properties, Inc. *	3,034
	1,581	Forestar Group, Inc. *	34,561
	186,000	Franshion Properties China Ltd. (HKD) #	60,503
	748	Host Hotels & Resorts, Inc.	13,083
	9,013	Kasikornbank PCL (NVDR) #	64,229
	100	KKR & Co. LP	1,932
	100	Oaktree Capital Group LLC	5,102
	789	OmniAmerican Bancorp, Inc. *	19,946
	50	Onex Corp.	2,382
	691	Realogy Holdings Corp. *	33,748
	1,541	Stewart Information Services Corp.	39,249
	969	TD Ameritrade Holding Corp.	19,981
	1,159	The Charles Schwab Corp.	20,503
	128	Visa, Inc.	21,740
	1,016	Walker & Dunlop, Inc. *	18,258
	121	WisdomTree Investments, Inc. *	1,258
			503,483
Industrial: 1.6%
	2,891	Ainsworth Lumber Co. Ltd. (CAD) * Reg S	11,583
	194	Aptargroup, Inc.	11,126
	307	Avnet, Inc. *	11,113
	171	BE Aerospace, Inc. *	10,310
	134	Clean Harbors, Inc. *	7,784
	1,249	CPI Aerostructures, Inc. *	10,704
	254	FARO Technologies, Inc. *	11,021
	1,634	Flow International Corp. *	6,389
	962	Greenbrier Cos, Inc. *	21,847
	129	II-VI, Inc. *	2,198
	113	InvenSense, Inc. *	1,207
	147	Martin Marietta Materials, Inc.	14,997
	573	Methode Electronics, Inc.	7,380
	427	Tetra Tech, Inc. *	13,019
	275	Waste Connections, Inc.	9,895
			150,573
Technology: 5.2%
	102	Apple, Inc.	45,148
	530	Broadcom Corp.	18,375
	2,664	Callidus Software, Inc. *	12,175
	218	Cavium, Inc. *	8,461
	1,228	CDC Corp. * #	1,704
	227	Cognizant Technology Solutions Corp. *	17,390
	1,430	Cypress Semiconductor Corp.	15,773
	1,285	Emcore Corp. *	7,479
	648	Fortinet, Inc. *	15,345
	258	Fusion-io, Inc. *	4,223
	2,090	inContact, Inc. *	16,908
	710	Maxim Integrated Products, Inc.	23,182
	354	Microchip Technology, Inc.	13,013
	1,164	Nova Measuring Instruments Ltd. *	10,476
	202	Power Integrations, Inc.	8,769
	797	Proofpoint, Inc. *	13,437
	611	QUALCOMM, Inc.	40,906
	506	Radware Ltd. *	19,091
	553	Rovi Corp. *	11,840
	1,459	Rudolph Technologies, Inc. *	17,187
	61	Samsung Electronics Co. Ltd. (KRW) #	83,145
	389	Silicon Laboratories, Inc. *	16,089
	745	Silicon Motion Technology Corp. (ADR)	8,716
	859	Skyworks Solutions, Inc. *	18,924
	402	Spreadtrum Communications, Inc. (ADR)	8,245
	160	Synaptics, Inc. *	6,510
	119	Syntel, Inc.	8,035
	23,336	Trident Microsystems, Inc. * #	1,138
	524	Virtusa Corp. *	12,450
			484,134
Total Common Stocks (Cost: $3,056,547) (a)			3,284,629
REAL ESTATE INVESTMENT TRUSTS: 3.4%
Financial: 3.4%
	711	American Campus Communities, Inc.	32,237
	223	American Tower Corp.	17,153
	38	Annaly Capital Management, Inc.	604
	2,010	CapLease, Inc.	12,804
	202	Coresite Realty Corp.	7,066
	189	Digital Realty Trust, Inc.	12,646
	1,357	DuPont Fabros Technology, Inc.	32,934
	3,123	Education Realty Trust, Inc.	32,885
	4,767	FelCor Lodging Trust, Inc. *	28,364
	860	Newcastle Investment Corp.	9,606
	2,499	NorthStar Realty Finance Corp.	23,691
	116	Pennsylvania Real Estate Investment Trust	2,249
	2,720	RAIT Financial Trust	21,678
	19	Ramco-Gershenson Properties Trust	307
	591	Redwood Trust, Inc.	13,700
	397	Sovran Self Storage, Inc.	25,603
	704	Summit Hotel Properties, Inc.	7,371
	1,361	Terreno Realty Corp.	24,471
	498	Weyerhaeuser Co.	15,627
Total Real Estate Investment Trusts (Cost: $300,576) (a)			320,996

	Principal
	Amount
ASSET-BACKED SECURITIES: 0.1%
(Cost: $5,103)
		Countrywide Asset-Backed Certificates
	$6,958	5.81%,01/25/17 (c)	5,337
CORPORATE BONDS: 10.9%
Basic Materials: 0.2%
		Volcan Cia Minera S.A.A.
	20,000	5.38%,02/02/22 (c) Reg S	21,250
Communications: 3.2%
		Clear Channel Communications, Inc.
	26,000	5.50%,09/15/14 (c)	25,610
	11,000	11.00%,05/13/13 (c)	8,745
		FiberTower Corp.
	63,343	9.00%,01/01/16 (c) ♦ #	7,895
		Maxcom Telecomunicaciones S.A.B. de C.V.
	20,000	11.00%,05/13/13 (c)	14,200
		Singapore Telecommunications Ltd.
	18,000	7.38%,12/01/31 (c) Reg S	25,579
		WebMD Health Corp.
	5,000	2.50%,01/31/18	4,625
		Wind Acquisition Holdings Finance S.A.
	200,000	12.25%,07/15/13 (c) 144A	208,750
			295,404
Consumer, Cyclical: 2.2%
		Caesars Entertainment Operating Co., Inc.
	14,000	5.38%,12/15/13 (c)	13,930
		Chukchansi Economic Development Authority
	6,958	9.75%,05/30/16 (c) Reg S	4,175
	72,566	9.75%,05/30/16 (c) 144A	43,539
		Claire’s Stores, Inc.
	8,000	8.88%,03/15/15 (c)	8,480
		Continental Airlines 1997-4 Class A Pass Through Trust
	17,972	6.90%,01/02/18 (c)	19,500
		Inn of the Mountain Gods Resort & Casino
	15,050	1.25%,05/13/13 (c) 144A	13,658
		JC Penney Corp., Inc.
	9,000	6.88%,10/15/15	8,775
	6,000	7.95%,04/01/17	5,685
		Kellwood Co.
	11,275	12.88%,12/31/14	10,655
		Neebo, Inc.
	5,000	15.00%,05/13/13 (c) 144A	5,075
		New Albertsons, Inc.
	7,000	7.00%,07/21/17	5,950
	7,000	7.45%,08/01/29 (c)	5,644
	9,000	7.75%,06/15/26	7,256
		Shingle Springs Tribal Gaming Authority
	18,000	9.38%,05/13/13 (c) 144A	18,113
	9,000	9.38%,05/22/13 (c) Reg S	9,056
		The Bon-Ton Department Stores, Inc.
	9,000	10.25%,05/13/13 (c)	9,090
	17,000	10.63%,05/13/13 (c)	17,106
		The River Rock Entertainment Authority
	432	9.75%,11/01/11 (c) ♦	272
			205,959
Consumer, Non-cyclical: 0.9%
		Beam, Inc.
	8,000	5.88%,01/15/36 (c)	9,374
		Fresenius Medical Care US Finance, Inc.
	20,000	6.50%,09/15/18 (c) 144A	22,900
		Kinetic Concepts, Inc.
	9,000	12.50%,11/01/15 (c)	8,955
		Teva Pharmaceutical Finance Co. B.V.
	21,000	2.40%,11/10/16 (c)	21,958
		Teva Pharmaceutical Finance IV LLC
	20,000	2.25%,03/18/20 (c)	20,132
			83,319
Energy: 1.9%
		Endeavour International Corp.
	8,000	12.00%,03/01/15 (c)	7,740
		Enercoal Resources Pte Ltd.
	100,000	9.25%,08/05/14 (p)	88,500
		EPL Oil & Gas, Inc.
	14,000	8.25%,02/15/15 (c)	14,945
		Green Field Energy Services, Inc.
	2,000	13.25%,11/15/14 (c) 144A	2,080
		Pengrowth Energy Corp.
CAD	5,000	6.25%,03/31/17	5,045
		Petrobras International Finance Co.
	$25,000	2.88%,02/06/15 (c)	25,582
		SunCoke Energy, Inc.
	7,000	7.63%,08/01/14 (c)	7,560
		Tristan Oil Ltd.
	50,000	25.52% 05/10/13 (c) Reg S ^	23,438
		Walter Energy, Inc.
	4,000	9.88%,12/15/16 (c) 144A	4,360
			179,250
Financial: 1.2%
		Banco Santander Chile
	14,000	5.38%,12/09/14 Reg S	14,730
		Bancolombia S.A.
	25,000	5.13%,09/11/22	25,250
		Emigrant Bancorp, Inc.
	19,000	6.25%,06/15/14 144A	18,277
		Jefferies Group, Inc.
	9,000	3.88%,11/01/17 (c) (p)	9,287
		MBIA Insurance Corp.
	3,000	11.56%,01/15/18 (c) Reg S	720
		MF Global Holdings Ltd.
	15,000	6.25%,08/08/16 (c) ♦	10,845
		Nuveen Investments, Inc.
	12,000	5.50%,09/15/15 (c)	11,850
		Standard Bank Plc
	21,000	11.38% 01/27/14 144A ^ #	19,287
			110,246
Industrial: 0.8%
		Grupo Senda Autotransporte S.A. de C.V.
	55,000	10.50%,05/10/13 (c) Reg S	57,200
		Tervita Corp.
	18,000	9.75%,11/01/15 (c) Reg S	17,730
			74,930
Utilities: 0.5%
		Empresa Distribuidora Y Comercializadora Norte
	25,000	9.75%,10/25/18 (c) 144A	12,000
	75,000	9.75%,10/25/18 (c) Reg S	36,000
			48,000
Total Corporate Bonds (Cost: $1,037,742) (a)			1,018,358
FOREIGN GOVERNMENT OBLIGATIONS: 0.5%
Government: 0.5%
GHS	50,000	African Development Bank 14.00%,08/25/15	24,705
ARS	374,000	Argentine Republic Government International Bond 17.46% 12/15/35 ^	5,010
	$50,000	Provincia de Buenos Aires, Argentina 4.00%,05/15/35 Reg S	19,500
Total Foreign Government Obligations (Cost: $48,328)			49,215
MUNICIPAL OBLIGATION: 0.1% (Cost: $4,525) (a)
	6,000	Brazos River Authority 6.75%,04/01/38 (p)	6,000
STRUCTURED NOTE: 0.2% (Cost: $20,000)
Financial: 0.2%
	20,000	Deutsche Bank A.G. London Branch, Alpha Overlay Securities 07/03/13 § (b)	19,472

Number
of Shares
CLOSED-END FUNDS: 0.3%
	270	First Trust Strategic High Income Fund II	4,660
	530	Helios High Income Fund, Inc.	4,648
	740	Helios Multi-Sector High Income Fund, Inc.	4,632
	50	JZ Capital Partners Ltd. (GBP)	404
	450	Nuveen Credit Strategies Income Fund	4,703
	160	PIMCO Dynamic Income Fund	4,976
	70	PIMCO Income Strategy Fund II	802
	470	Western Asset High Income Fund, Inc.	4,536
Total Closed-End Funds (Cost: $28,019) (a)			29,361
EXCHANGE TRADED FUNDS: 1.0%
	200	iShares Dow Jones US Regional Banks Index Fund	5,426
	76	iShares Silver Trust *	2,084
	275	SPDR Gold Trust *	42,474
	1,000	WisdomTree Japan Hedged Equity Fund	43,180
Total Exchange Traded Funds (Cost: $89,703) (a)			93,164
OPEN-END FUNDS: 25.0%
	3,119	AC Risk Parity 12 Vol Fund * #	497,807
	89,891	AQR Managed Futures Strategy Fund	899,808
	14,656	Marketfield Fund	244,170
	42,590	TFS Market Neutral Fund *	685,706
Total Open-End Funds (Cost: $2,105,918)			2,327,491
OPTIONS PURCHASED: 0.1%
	2,300	Amarin Corp. Plc Call ($16, expiring 09/21/13)	598
	1,500	AOL, Inc. Call ($38, expiring 07/20/13)	4,950
	100	Apple, Inc. Call ($525, expiring 06/22/13)	340
	100	Apple, Inc. Call ($450, expiring 06/22/13)	2,095
	3,200	Windstream Corp. Call ($9, expiring 08/17/13)	498
Total Options Purchased (Cost: $9,404)			8,481
MONEY MARKET FUND: 30.6% (Cost: $2,848,587)
	2,848,587	AIM Treasury Portfolio - Institutional Class	2,848,587
Total Investments: 107.4% (Cost: $9,554,452)			10,011,091
Liabilities in excess of other assets: (7.4)%			(692,617)
NET ASSETS: 100.0%			$9,318,474
SECURITIES SOLD SHORT: (19.9)%
COMMON STOCKS: (8.9)%
Basic Materials: (0.1)%
	(163)	HB Fuller Co.	(6,370)
Communications: (0.7)%
(11)	Amazon.com, Inc. *	(2,931)
(628)	Corning, Inc.	(8,371)
(59)	DIRECTV *	(3,340)
(83)	DISH Network Corp.	(3,146)
(103)	Facebook, Inc. *	(2,635)
(300)	Gannett Co., Inc.	(6,561)
(71)	IAC/InterActiveCorp.	(3,172)
(32)	Netflix, Inc. *	(6,061)
(291)	Nielsen Holdings N.V.	(10,424)
(1,165)	Nokia OYJ (ADR)	(3,821)
(98)	Rackspace Hosting, Inc. *	(4,947)
(225)	Starz - Liberty Capital *	(4,984)
(84)	Viasat, Inc. *	(4,069)
(140)	Yahoo!, Inc. *	(3,294)
		(67,756)
Consumer, Cyclical: (2.4)%
(85)	Ascena Retail Group, Inc. *	(1,577)
(382)	Best Buy Co., Inc.	(8,461)
(521)	Burger King Worldwide, Inc.	(9,951)
(1,124)	Chico’s FAS, Inc.	(18,883)
(20)	Chipotle Mexican Grill, Inc. *	(6,517)
(365)	Choice Hotels International, Inc.	(15,443)
(63)	Darden Restaurants, Inc.	(3,256)
(442)	Ethan Allen Interiors, Inc.	(14,551)
(33)	Family Dollar Stores, Inc.	(1,949)
(117)	GameStop Corp.	(3,272)
(29)	Gildan Activewear, Inc.	(1,157)
(149)	GNC Holdings, Inc.	(5,853)
(113)	Guess?, Inc.	(2,806)
(500)	Interface, Inc.	(9,610)
(126)	Macy’s, Inc.	(5,272)
(419)	Marriott International, Inc.	(17,694)
(22)	McDonald’s Corp.	(2,193)
(96)	MWI Veterinary Supply, Inc. *	(12,697)
(37)	O’Reilly Automotive, Inc. *	(3,794)
(143)	Polaris Industries, Inc.	(13,226)
(23)	Ralph Lauren Corp.	(3,894)
(98)	Six Flags Entertainment Corp.	(7,103)
(709)	Sony Corp. (ADR)	(12,337)
(503)	Staples, Inc.	(6,755)
(414)	Steven Madden Ltd. *	(17,860)
(119)	The Gap, Inc.	(4,213)
(50)	Under Armour, Inc. *	(2,560)
(154)	Walgreen Co.	(7,343)
		(220,227)
Consumer, Non-cyclical: (1.1)%
(43)	Abbott Laboratories	(1,510)
(448)	Avon Products, Inc.	(9,287)
(77)	B&G Foods, Inc.	(2,348)
(274)	DeVry, Inc.	(8,700)
(281)	Green Dot Corp. *	(4,696)
(65)	Green Mountain Coffee Roasters, Inc. *	(3,689)
(294)	Iron Mountain, Inc.	(10,675)
(82)	Lancaster Colony Corp.	(6,314)
(76)	Medivation, Inc. *	(3,555)
(191)	Monro Muffler Brake, Inc.	(7,585)
(85)	Rent-A-Center, Inc.	(3,140)
(131)	Robert Half International, Inc.	(4,916)
(311)	Rollins, Inc.	(7,635)
(59)	Strayer Education, Inc.	(2,854)
(106)	The ADT Corp.	(5,188)
(260)	The Brink’s Co.	(7,348)
(143)	The Scotts Miracle-Gro Co.	(6,183)
(225)	The Western Union Co.	(3,384)
(111)	Weight Watchers International, Inc.	(4,674)
		(103,681)
Energy: (0.2)%
(72)	Calumet Specialty Products Partners LP	(2,682)
(102)	Consol Energy, Inc.	(3,432)
(143)	Peabody Energy Corp.	(3,024)
(49)	Pioneer Natural Resources Co.	(6,088)
(77)	Range Resources Corp.	(6,240)
		(21,466)
Financial: (1.2)%
(1,907)	Ares Capital Corp.	(34,517)
(215)	Cohen & Steers, Inc.	(7,755)
(1,168)	First American Financial Corp.	(29,866)
(799)	Host Hotels & Resorts, Inc.	(13,975)
(98)	Legg Mason, Inc.	(3,151)
(948)	People’s United Financial, Inc.	(12,741)
(124)	The Progressive Corp.	(3,133)
(425)	Valley National Bancorp	(4,352)
		(109,490)
Industrial: (1.1)%
(258)	Advanced Energy Industries, Inc. *	(4,722)
(175)	American Railcar Industries, Inc.	(8,180)
(235)	Apogee Enterprises, Inc.	(6,803)
(3)	Aptargroup, Inc.	(172)
(102)	DXP Enterprises, Inc. *	(7,619)
(130)	Engility Holdings, Inc. *	(3,117)
(1,536)	Flextronics International Ltd. *	(10,383)
(50)	Foster Wheeler A.G. *	(1,143)
(226)	Garmin Ltd.	(7,467)
(64)	General Dynamics Corp.	(4,513)
(131)	Hub Group, Inc. *	(5,038)
(109)	Huntington Ingalls Industries, Inc.	(5,813)
(329)	Jabil Circuit, Inc.	(6,080)
(50)	Knight Transportation, Inc.	(805)
(49)	Lockheed Martin Corp.	(4,729)
(75)	Northrop Grumman Corp.	(5,261)
(736)	Swift Transportation Co. *	(10,436)
(176)	Trimble Navigation Ltd. *	(5,273)
(358)	UTi Worldwide, Inc.	(5,184)
		(102,738)
Technology: (2.1)%
(509)	Activision Blizzard, Inc.	(7,416)
(133)	Akamai Technologies, Inc. *	(4,694)
(119)	Applied Materials, Inc.	(1,604)
(143)	ARM Holdings Plc (ADR)	(6,059)
(94)	CACI International, Inc. *	(5,440)
(44)	Cerner Corp. *	(4,169)
(49)	Concur Technologies, Inc. *	(3,364)
(266)	Cray, Inc. *	(6,174)
(51)	Cree, Inc. *	(2,790)
(216)	DST Systems, Inc.	(15,394)
(491)	Electronic Arts, Inc. *	(8,691)
(366)	Fairchild Semiconductor International, Inc. *	(5,175)
(166)	First Solar, Inc. *	(4,475)
(452)	Hewlett-Packard Co.	(10,776)
(77)	Hittite Microwave Corp. *	(4,663)
(305)	Intel Corp.	(6,664)
(191)	Jack Henry & Associates, Inc.	(8,826)
(272)	Lexmark International, Inc.	(7,181)
(91)	Linear Technology Corp.	(3,492)
(225)	Mantech International Corp.	(6,046)
(487)	Microsoft Corp.	(13,933)
(14)	MicroStrategy, Inc. *	(1,415)
(89)	NetApp, Inc. *	(3,040)
(274)	Pitney Bowes, Inc.	(4,072)
(576)	Research In Motion Ltd. *	(8,323)
(154)	Stratasys Ltd. *	(11,430)
(239)	TriQuint Semiconductor, Inc. *	(1,207)
(255)	Ultratech, Inc. *	(10,080)
(838)	Unisys Corp. *	(19,065)
		(195,658)
Total Common Stocks (Proceeds: $(785,591))		(827,386)
REAL ESTATE INVESTMENT TRUSTS: (2.6)%
Financial: (2.6)%
(605)	AG Mortgage Investment Trust, Inc.	(15,409)
(1,361)	Campus Crest Communities, Inc.	(18,918)
(979)	Duke Realty Corp.	(16,623)
(467)	DuPont Fabros Technology, Inc.	(11,334)
(432)	Equity One, Inc.	(10,355)
(1,428)	First Potomac Realty Trust	(21,177)
(1,735)	Franklin Street Properties Corp.	(25,366)
(1,086)	Kimco Realty Corp.	(24,326)
(201)	LTC Properties, Inc.	(8,187)
(280)	Pebblebrook Hotel Trust	(7,221)
(366)	Potlatch Corp.	(16,785)
(19)	Ramco-Gershenson Properties Trust	(306)
(705)	Silver Bay Realty Trust Corp.	(14,594)
(283)	STAG Industrial, Inc.	(6,019)
(311)	Tanger Factory Outlet Centers	(11,252)
(177)	Ventas, Inc.	(12,956)
(1,108)	Western Asset Mortgage Capital Corp.	(25,750)
Total Real Estate Investment Trusts (Proceeds: $(230,250))		(246,578)
EXCHANGE TRADED FUNDS: (8.4)%
(50)	Consumer Staples Select Sector SPDR Fund	(1,988)
(360)	CurrencyShares Japanese Yen Trust *	(37,458)
(836)	Direxion Daily Emerging Markets Bull 3X Shares	(80,694)
(186)	Direxion Daily Small Cap Bull 3X Shares *	(16,547)
(93)	Energy Select Sector SPDR Fund	(7,377)
(2,136)	iShares Barclays 20+ Year Treasury Bond Fund	(251,535)
(22)	iShares Dow Jones Transportation Average Index Fund	(2,449)
(76)	iShares PHLX SOX Semiconductor Sector Index Fund	(4,500)
(218)	iShares Russell 1000 Growth Index Fund	(15,548)
(226)	iShares Russell 2000 Growth Index Fund	(24,352)
(180)	iShares Russell Microcap Index Fund	(10,559)
(213)	iShares Silver Trust *	(5,840)
(3,060)	Market Vectors Gold Miners ETF ‡	(115,821)
(83)	Market Vectors Junior Gold Miners ETF ‡	(1,389)
(903)	Market Vectors Semiconductor ETF ‡	(32,084)
(618)	SPDR S&P 500 ETF Trust	(96,748)
(46)	SPDR S&P MidCap 400 ETF Trust	(9,647)
(336)	SPDR S&P Retail ETF	(23,634)
(1,322)	Technology Select Sector SPDR Fund	(40,017)
Total Exchange Traded Funds (Proceeds: $(827,295))		(778,187)
Total Securities Sold Short (Proceeds: $(1,843,136))		$(1,852,151)
WRITTEN OPTIONS: (0.1)%
(1,200)	Amarin Corp. Plc Put ($7, expiring 09/21/13)	$(1,368)
(200)	American International Group, Inc. Put ($37, expiring 04/20/13)	(44)
(2,200)	AOL, Inc. Call ($43, expiring 07/20/13)	(3,025)
(700)	AOL, Inc. Put ($35, expiring 07/20/13)	(1,155)
(100)	Apollo Global Management LLC Put ($20, expiring 09/21/13)	(153)
(100)	Apple, Inc. Put ($400, expiring 06/22/13)	(945)
(200)	Apple, Inc. Call ($500, expiring 06/22/13)	(1,330)
(300)	Barnes & Noble, Inc. Put ($11, expiring 04/20/13)	(15)
(100)	Blackstone Group LP Call ($20, expiring 01/18/14)	(189)
(400)	JC Penney Co., Inc. Put ($13, expiring 01/18/14)	(1,600)
(100)	KKR & Co. LP Call ($17, expiring 01/18/14)	(280)
(200)	Live Nation Entertainment, Inc. Put ($10, expiring 01/18/14)	(135)
(100)	Oaktree Capital Group LLC Call ($50, expiring 10/19/13)	(302)
(100)	Philip Morris International, Inc. Put ($90, expiring 04/20/13)	(49)
(200)	SPDR S&P 500 ETF Trust Put ($151, expiring 05/18/13)	(236)
(300)	SPDR S&P 500 ETF Trust Put ($150, expiring 05/18/13)	(309)
(100)	SPDR S&P 500 ETF Trust Put ($146, expiring 04/20/13)	(16)
Total Written Options (Premiums received: $(12,282))		$(11,151)

ADR	American Depositary Receipt
ARS	Argentine Peso
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GHS	Ghanian Cedis
HKD	Hong Kong Dollar
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $4,545,253
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reservation Alpha Index
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,091,259 which represents 11.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $19,472 which represents 0.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $368,039, or 3.9% of net assets.
♦	Security in default
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date

As of March 31, 2013, the Fund had an outstanding swap contract with the following terms:

Credit default swap contract on credit index - Buy Protection

Counterparty	Referenced Obligation	Notional Amount	Termination Date	Payments Made By The Fund	Market Value	Upfront Payments Paid	Unrealized Appreciation
Credit Suisse	Markit iTraxx Corp CEEMEA Index	$100,000	06/20/18	1.00%	$6,833	$(6,690)	$143

As of March 31, 2013, the Fund held the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Date	Unrealized Depreciation
State Street Bank And Trust	UAH	439,000	USD	50,000	4/9/2013	$(4,021)

UAH	Ukrainian Hryvnia
USD	United States Dollar

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2013 is set forth below:

Affiliates	Value as of December 31, 2012	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of March 31, 2013
Market Vectors Emerging Markets High Yield Bond ETF	$111,656	$—	$112,435	$3,325	$551	$—
Market Vectors Emerging Markets Local Currency Bond ETF	146,583	—	146,684	11,576	738	—
Market Vectors Gold Miners ETF(1)	(141,953)	—	—	—	—	(115,821)
Market Vectors International High Yield Bond ETF	115,333	—	117,491	6,209	557	—
Market Vectors Junior Gold Miners ETF(1)	(1,643)	—	—	—	—	(1,389)
Market Vectors Oil Services ETF	(2,708)	3,016	191	(308)	—	—
Market Vectors Semiconductor ETF(1)	(4,544)	2,879	30,026	(273)	—	(32,084)
	$222,724	$5,895	$406,827	$20,529	$1,846	$(149,294)

(1)	Represents short position at March 31, 2013.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$452,187	$—	$—	$452,187
Communications	406,374	7,986	—	414,360
Consumer, Cyclical	445,873	168,115	—	613,988
Consumer, Non-cyclical	341,872	—	—	341,872
Diversified	2,194	—	—	2,194
Energy	142,388	179,450	—	321,838
Financial	378,751	124,732	—	503,483
Industrial	150,573	—	—	150,573
Technology	398,147	83,145	2,842	484,134
Real Estate Investment Trusts*	320,996	—	—	320,996
Asset-Backed Securities	—	5,337	—	5,337
Corporate Bonds
Basic Materials	—	21,250	—	21,250
Communications	—	287,509	7,895	295,404
Consumer, Cyclical	—	205,959	—	205,959
Consumer, Non-cyclical	—	83,319	—	83,319
Energy	—	179,250	—	179,250
Financial	—	110,246	—	110,246
Industrial	—	74,930	—	74,930
Utilities	—	48,000	—	48,000
Foreign Government Obligations*	—	49,215	—	49,215
Municipal Obligation*	—	6,000	—	6,000
Structured Note*	—	19,472	—	19,472
Closed-End Funds	29,361	—	—	29,361
Exchange Traded Funds	93,164	—	—	93,164
Open-End Funds	1,829,684	497,807	—	2,327,491
Options Purchased	8,481	—	—	8,481
Money Market Fund	2,848,587	—	—	2,848,587

Total	$7,848,632	$2,151,722	$10,737	$10,011,091

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$(827,386)	$—	$—	$(827,386)
Real Estate Investment Trusts*	(246,578)	—	—	(246,578)
Exchange Traded Funds	(778,187)	—	—	(778,187)
Total	$(1,852,151)	$—	$—	$(1,852,151)
Other Financial Instruments
Swap Contracts	$—	$6,833	$—	$6,833
Forward Foreign Currency Contracts	—	(4,021)	—	(4,021)
Written Options	(11,151)	—	—	(11,151)
Total	$(11,151)	$2,812	$—	$(8,339)

*	See Schedule of Investments for security type and industry sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2013:

	Common Stock Technology	Corporate Bond Communications
Balance as of December 31, 2012	$3,789	$—
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(947)	(5,090)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	12,985
Balance as of March 31, 2013	$2,842	$7,895

During the period ended March 31, 2013, transfers of securities from Level 2 to Level 3 were $12,985. These transfers from level 2 to Level 3 resulted primarily from limited trading activity.

See Notes to Schedule of Investments

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

(unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued using a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Futures are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, a table that reconciles the valuation of the Fund’s Level 3 investments and presents additional information about valuation methodologies and unobservable inputs, if applicable, is located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2013 was $9,791,899 and net unrealized appreciation aggregated $219,192 of which $645,226 related to appreciated securities and $426,034 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Multi-Manager Alternatives Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	Jan F. van Eck, Chief Executive Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date:	May 29, 2013

By	John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date:	May 29, 2013